Offerings	Sep. 23, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par euro0.12 per share ("Ordinary Shares")
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	24.54
Maximum Aggregate Offering Price	$ 12,270,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,879.00
Offering Note	Represents additional Ordinary Shares to be offered and sold by the selling securityholder or its permitted transferees (collectively, the "selling securityholders") consisting of 500,000 Ordinary Shares of Pharvaris N.V. (the "Company"). Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend or similar transaction. This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's Ordinary Shares on September 18, 2025, as reported on the Nasdaq Global Select Market.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	5,545,155
Proposed Maximum Offering Price per Unit	24.025
Maximum Aggregate Offering Price	$ 133,222,349.00
Amount of Registration Fee	$ 19,664.00
Offering Note	Represents Ordinary Shares to be offered and sold by the selling securityholders consisting of 5,545,155 Ordinary Shares that were previously registered.